Other Receivables, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Other Receivables Net [Abstract]
Other receivables	$ 1,686,612	$ 279,339
Less: Allowance for doubtful accounts	(263,049)	(208,097)
Total other receivables, net	$ 1,423,563	$ 71,242